Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards	[1]	¥ 392,363		¥ 448,926
Operating loss, Valuation allowance		(383,000)		(426,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		9,000		23,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		286,000	[2]	334,000	[3]
Operating loss, Valuation allowance		(283,000)	[2]	(315,000)	[3]
Deferred tax assets,Operating loss carryforward net of valuation allowance		3,000	[2]	19,000	[3]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		17,000		17,000
Operating loss, Valuation allowance		(11,000)		(13,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		6,000		4,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		86,000	[4]	95,000	[5]
Operating loss, Valuation allowance		(86,000)	[4]	(95,000)	[5]
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		3,000		3,000
Operating loss, Valuation allowance		¥ (3,000)		¥ (3,000)

[1]	The amount includes ¥309,462 million and ¥281,403 million related to MHFG's carryforwards resulting mainly from intercompany capital transactions as of March 31, 2014 and 2015, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
[2]	¥279 billion of the Japan net operating losses of ¥286 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[3]	¥308 billion of the Japan net operating losses of ¥334 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[4]	The United Kingdom net operating losses of ¥86 billion may be carried forward indefinitely.
[5]	The United Kingdom net operating losses of ¥95 billion may be carried forward indefinitely.